Pension and Other Postretirement Benefits (Tables)	12 Months Ended
Sep. 30, 2014
Pension and Other Postretirement Benefit Expense [Abstract]
Schedule of change in projected benefit obligation, change in fair value of plan assets, and net funded status
The following table provides a reconciliation of the changes in the plans’ benefit obligations and fair value of assets over the two year period ended September 30, 2014, and a statement of the funded status and amounts recognized in the combined balance sheets as of September 30 of both years.

	Pension Benefits		Other Benefits
	Year Ended September 30,		Year Ended September 30,
	2014	2013	2014	2013
Change in benefit obligation
Benefit obligation at beginning of period	$44.1	$39.9	$87.7	$101.3
Service cost	3.5	4.2	1.9	2.4
Interest cost	2.2	1.8	4.5	4.0
Plan participants’ contributions	0.7	0.8	—	—
Plan changes	—	—	—	(3.5)
Actuarial loss (gain)	3.7	(2.2)	12.8	(14.9)
Benefits paid	(1.9)	(1.7)	(1.1)	(1.3)
Curtailments	—	1.2	—	—
Special termination benefits	—	0.4	—	—
Currency translation	(0.6)	(0.3)	(0.6)	(0.3)
Benefit obligation at end of period	$51.7	$44.1	$105.2	$87.7

Change in fair value of plan assets
Fair value of plan assets at beginning of period	$32.1	$23.2	$—	$—
Actual return on plan assets	3.9	1.6	—	—
Employer contributions	7.7	8.5	1.1	1.3
Plan participants’ contributions	0.7	0.8	—	—
Benefits paid	(1.9)	(1.7)	(1.1)	(1.3)
Currency translation	(0.6)	(0.3)	—	—
Fair value of plan assets at end of period	41.9	32.1	—	—
Funded status	$(9.8)	$(12.0)	$(105.2)	$(87.7)

Amounts recognized in assets or liabilities
Other assets	$1.2	$—	$—	$—
Other current liabilities	—	—	(2.1)	(1.9)
Other liabilities	(11.0)	(12.0)	(103.1)	(85.8)
Net amount recognized	$(9.8)	$(12.0)	$(105.2)	$(87.7)

Amounts recognized in accumulated other comprehensive income or loss
Net actuarial loss (gain)	$9.6	$8.5	$25.3	$12.9
Prior service cost (credit)	0.9	1.3	(2.8)	(5.2)
Total	$10.5	$9.8	$22.5	$7.7

Weighted-average assumptions used to determine benefit obligation
Discount rate — U.S. plans	4.56%	5.15%	4.61%	5.21%
Discount rate — Canadian plans	4.25%	4.87%	4.45%	5.01%
Rate of compensation increase — U.S. plans	3.00%	3.00%	3.00%	3.00%
Rate of compensation increase — Canadian plans	2.75%	2.75%	2.75%	2.75%

Schedule of net benefit costs and assumptions used in calculation
The following tables provide the components of net periodic benefit cost for the plans and amounts recognized in other comprehensive income.

	Pension Benefits
	Year Ended September 30,
	2014	2013	2012
Components of net periodic benefit cost
Service cost	$3.5	$4.2	$3.7
Interest cost	2.2	1.8	1.5
Expected return on plan assets	(2.0)	(1.7)	(1.5)
Recognized net actuarial loss	0.7	1.1	0.5
Recognized prior service cost	0.3	0.4	0.4
Curtailments/settlements/special termination benefits	—	1.7	—
Net periodic benefit cost	$4.7	$7.5	$4.6

Weighted-average assumptions used to determine net benefit cost
Discount rate — U.S. plans (Pre-Spin)	n/a	n/a	5.05%
Discount rate — U.S. plans (Post-Spin)	5.15%	4.13%	4.82%
Discount rate — Canadian plans	4.87%	4.25%	5.15%
Rate of compensation increase — U.S. plans	3.00%	3.00%	3.00%
Rate of compensation increase — Canadian plans	2.75%	3.00%	3.00%
Expected return on plan assets — U.S. plans	5.99%	6.00%	8.50%
Expected return on plan assets — Canadian plans	6.00%	6.25%	6.25%

Changes benefit obligation recognized in other comprehensive income or loss
Net loss (gain)	$1.7	$(2.1)	$6.3
Recognized loss	(0.7)	(1.1)	(0.6)
Recognized prior service cost	(0.3)	(0.4)	(0.4)
Loss adjustment due to Spin-Off	—	—	10.8
Currency translation	—	—	0.1
Total recognized in other comprehensive income or loss (before tax effects)	$0.7	$(3.6)	$16.2

	Other Benefits
	Year Ended September 30,
	2014	2013	2012
Components of net periodic benefit cost
Service cost	$1.9	$2.4	$2.3
Interest cost	4.5	4.0	4.1
Recognized net actuarial loss	0.4	1.7	0.6
Recognized prior service credit	(2.4)	(1.1)	(1.2)
Net periodic benefit cost	$4.4	$7.0	$5.8

Weighted-average assumptions used to determine net benefit cost
Discount rate — U.S. plans (Pre-Spin)	n/a	n/a	5.13%
Discount rate — U.S. plans (Post-Spin)	5.21%	3.96%	4.86%
Discount rate — Canadian plans	5.01%	4.39%	5.26%
Rate of compensation increase — U.S. plans	3.00%	3.00%	3.00%
Rate of compensation increase — Canadian plans	2.75%	3.00%	3.00%

Changes in plan assets and benefit obligation recognized in other comprehensive income or loss
Net loss (gain)	$12.8	$(14.9)	$5.1
Recognized loss	(0.4)	(1.7)	(0.6)
Prior service credit	—	(3.5)	—
Recognized prior service credit	2.4	1.1	1.2
Loss adjustment due to Spin-Off	—	—	11.2
Currency translation	—	—	0.1
Total recognized in other comprehensive income or loss (before tax effects)	$14.8	$(19.0)	$17.0

Pension plan's assets measured at fair value on a recurring basis
The following table represents the pension plan’s assets measured at fair value on a recurring basis and the basis for that measurement (for more information on the fair value framework in ASC Topic 820, refer to Note 13).

	September 30, 2014			September 30, 2013
	Total	Level 1	Level 2	Total	Level 1	Level 2
Mutual funds:
Equities	$23.4	$—	$23.4	$17.9	$—	$17.9
Bonds	2.6	2.6	—	2.5	2.5	—
Pooled Assets	3.0	—	3.0	2.2	—	2.2
Fixed income	10.0	—	10.0	7.5	—	7.5
Real assets	2.4	—	2.4	1.6	—	1.6
	41.4	2.6	38.8	31.7	2.5	29.2
Cash	0.5	0.5	—	0.4	0.4	—
	$41.9	$3.1	$38.8	$32.1	$2.9	$29.2

Change in accumulated postretirement benefit obligation from a 1% change in assumed health care cost trend

	Increase	Decrease
Effect on postretirement benefit obligation	$22.8	$(17.8)
Effect on total service and interest cost	1.4	(1.1)

Expected future benefit payments and related federal subsidy receipts
As of September 30, 2014, expected future benefit payments and related federal subsidy receipts (Medicare Part D) in the next ten fiscal years were as follows:

	2015	2016	2017	2018	2019	2020- 2024
Pension benefits	$2.3	$2.3	$2.1	$2.0	$2.1	$14.2
Other benefits	2.1	2.7	3.1	3.6	4.0	23.2
Subsidy receipts	—	—	—	—	—	1.1